Reconciliation of Financial Statements to Form 5500 - Reconciliation of Employer's Contribution (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Employer's contributions per the financial statements	$ 6,273,085	$ 6,293,326
Add: Employer's contribution receivable at December 31, 2024	281,198	214,231
Less: Employer's contribution receivable at December 31, 2025	(271,795)	(281,198)
Employer's contributions per Form 5500	$ 6,282,488	$ 6,226,359